Cumulative Effect Adjustment (Tables)	12 Months Ended
Dec. 31, 2012
Cumulative Effect Adjustment [Abstract]
Cumulative Effect Adjustment [Table Text Block]
The financial statements included in this filing have been revised to reflect this change in accounting, the effects of which have been summarized below (dollars in thousands):

	As of and for the Year Ended December 31, 2012
	As Reported	Adjustment	As Adjusted
Consolidated Balance Sheets
Refundable entrance fees and deferred revenue	$361,360	$9,395	$370,755
Deferred tax liability	99,851	(3,664)	96,187
Accumulated deficit	(949,696)	(5,731)	(955,427)

Consolidated Statements of Operations
Resident fees	$2,414,283	$(1,347)	$2,412,936
Total revenue	2,770,085	(1,347)	2,768,738
Loss before income taxes	(63,601)	(1,347)	(64,948)
Provision for income taxes	(2,044)	525	(1,519)
Net loss	(65,645)	(822)	(66,467)
Basic and diluted net loss per share	(0.54)	—	(0.54)

Consolidated Statements of Cash Flows
Net loss	$(65,645)	$(822)	$(66,467)
Amortization of entrance fees	(26,709)	1,347	(25,362)
Deferred income tax benefit	—	(525)	(525)

	As of and for the Year Ended December 31, 2011
	As Reported	Adjustment	As Adjusted
Consolidated Balance Sheets
Refundable entrance fees and deferred revenue	$327,808	$8,048	$335,856
Deferred tax liability	112,736	(3,139)	109,597
Accumulated deficit	(884,051)	(4,909)	(888,960)

Consolidated Statements of Operations
Resident fees	$2,291,757	$(1,435)	$2,290,322
Total revenue	2,457,918	(1,435)	2,456,483
Loss before income taxes	(65,835)	(1,435)	(67,270)
Provision for income taxes	(2,340)	560	(1,780)
Net loss	(68,175)	(875)	(69,050)
Basic and diluted net loss per share	(0.56)	(0.01)	(0.57)

Consolidated Statements of Cash Flows
Net loss	$(68,175)	$(875)	$(69,050)
Amortization of entrance fees	(25,401)	1,435	(23,966)
Deferred income tax provision	943	(560)	383

	Year Ended December 31, 2010
	As Reported	Adjustment	As Adjusted
Consolidated Statements of Operations
Resident fees	$2,207,673	$(1,615)	$2,206,058
Total revenue	2,280,535	(1,615)	2,278,920
Loss before income taxes	(80,333)	(1,615)	(81,948)
Benefit for income taxes	31,432	630	32,062
Net loss	(48,901)	(985)	(49,886)
Basic and diluted net loss per share	(0.41)	(0.01)	(0.42)

Consolidated Statements of Cash Flows
Net loss	$(48,901)	$(985)	$(49,886)
Amortization of entrance fees	(24,397)	1,615	(22,782)
Deferred income tax benefit	(33,295)	(630)	(33,925)